SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
SHORT-TERM INVESTMENTS
Held-to-maturity investments	$ 345,457	$ 168,761
Variable-rate financial instruments		99,663
Short-term investments	$ 345,457	$ 268,424